Debt - Revolving Credit Facilities and Other Credit Facilities - Narrative (Details) € in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Jul. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)
Line of Credit Facility [Line Items]
Minimum principal balance of intercompany loans securing the debt			$ 10,000,000
Loss on extinguishment of debt			13,000,000	$ 92,000,000	$ 28,000,000
Revolving Credit Facility A
Line of Credit Facility [Line Items]
Maximum amount			755,000,000
Revolving Credit Facility B
Line of Credit Facility [Line Items]
Maximum amount			$ 1,100,000,000			€ 1,000
Amended Senior Facilities Agreement | Loans
Line of Credit Facility [Line Items]
Effective interest rate (as a percent)			3.25%			3.25%
Short-term borrowings			$ 21,000,000
Amended Senior Facilities Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Effective interest rate (as a percent)			6.04%			6.04%
Commitment fees (as a percent)			0.35%
Utilization fees (as a percent)			0.10%
Minimum principal balance of intercompany loans securing the debt			$ 10,000,000
Margins (decrease)		(0.40%)
Annual permitted acquisition limit (as a percent)		10.00%					10.00%
Lifetime permitted acquisition limit		$ 2,250,000,000
Amended Senior Facilities Agreement | Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Debt instrument, term of payment in arrears			1 month
Utilization fees (as a percent)			0.10%
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms	$ 300,000,000	$ 400,000,000
Margins (decrease)		(0.25%)
Amended Senior Facilities Agreement | Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Debt instrument, term of payment in arrears			6 months
Utilization fees (as a percent)			0.60%
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms		$ 550,000,000
Margins (decrease)		(0.075%)
Margins increase		0.075%
Annual permitted acquisition limit (as a percent)		15.00%					15.00%
Lifetime permitted acquisition limit		$ 2,500,000,000
Amended Senior Facilities Agreement | Revolving Credit Facility A
Line of Credit Facility [Line Items]
Commitment from lenders	$ 1,050,000,000.00	$ 820,000,000
Amended Senior Facilities Agreement | Revolving Credit Facility B
Line of Credit Facility [Line Items]
Commitment from lenders | €							€ 1,000	€ 625
Letters of Credit Outstanding | Credit Facility
Line of Credit Facility [Line Items]
Effective interest rate (as a percent)				1.63%
Short-term borrowings				$ 30,000,000